Fair Value, by Balance Sheet Grouping (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 1		$ 0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 2		0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 3		$ 767,879
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 4		0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 5		$ 74,190
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 6		0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 7		739,375
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 8		0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 9		1,581,444
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 10		$ 0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 1	$ 1,581,444
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 2	0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 3	$ 0
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 4	767,879
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 5	690,885
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 6	42,227
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 7	(1,725,520)
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 8	670,790
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 9	546,809
Significant Accounting Policies Fair Value, By Balance Sheet Grouping 10	$ 1,480,896